UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 6, 2013

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 03-31-13
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    64
Form 13F Information Table Value Total:     $219,512 (x$1000)

List of Other Included Managers: None

    				     	                                                   < C>
Name of Issuer                             Class      Cusip      Market   Shares  Inv Auth  Mngr  Voting Auth
3M                                         Common   88579Y101   7501.77    70565    Sole             70565
AT&T                                       Common   00206R102   4022.14   109625    Sole             109625
Accenture                                  Common   G1151C101   4801.30    63200    Sole             63200
Acme Packet                                Common   004764106   1622.54    55500    Sole             55500
Adobe Systems                              Common   00724F101    217.58    5000     Sole              5000
American Tower                             Common   03027x100   2853.73    37100    Sole             37100
Automatic Data Processing                  Common   053015103   6625.45   101883    Sole             101883
BP P.L.C.                                  Common   055622104   5732.67   135364    Sole             135364
Barrick Gold                               Common   067901108    221.82    7545     Sole              7545
Bristol Myers Squibb                       Common   110122108    237.96    5777     Sole              5777
Chevron                                    Common   166764100    787.78    6630     Sole              6630
Chubb                                      Common   171232101   8058.80    92069    Sole             92069
Cisco Systems                              Common   17275R102   4175.03   199810    Sole             199810
Citrix Systems                             Common   177376100    422.08    5850     Sole              5850
Clorox                                     Common   189054109   5717.09    64578    Sole             64578
Coca Cola                                  Common   191216100   1227.35    30350    Sole             30350
Colgate Palmolive                          Common   194162103   5003.29    42390    Sole             42390
ConocoPhillips                             Common   20825C104   3003.20    49970    Sole             49970
Deere                                      Common   244199105    240.74    2800     Sole              2800
Dow Chemical                               Common   260543103   5769.41   181200    Sole             181200
DuPont                                     Common   263534109    663.81    13503    Sole             13503
Duke Energy                                Common   26441c105   1719.73    23691    Sole             23691
Eli Lilly                                  Common   532457108    411.16    7240     Sole              7240
Emerson Electric                           Common   291011104   2974.24    53235    Sole             53235
Express Scripts                            Common   30219g108   2183.97    37903    Sole             37903
Exxon Mobil                                Common   30231G102   5513.56    61187    Sole             61187
F5 Networks                                Common   315616102   1331.30    14945    Sole             14945
General Electric                           Common   369604103   2690.89   116388    Sole             116388
General Mills                              Common   370334104   5336.58   108225    Sole             108225
HCP                                        Common   40414l109    239.33    4800     Sole              4800
Hartford Financial                         Common   416515104    595.98    23100    Sole             23100
Hershey Foods                              Common   427866108   7243.98    82760    Sole             82760
Intel                                      Common   458140100   6067.01   277857    Sole             277857
International Business Machines            Common   459200101   2236.02    10483    Sole             10483
International Flavors & Fragrances         Common   459506101   9045.14   117975    Sole             117975
J.P. Morgan Chase                          Common   46625H100   1108.67    23360    Sole             23360
Johnson & Johnson                          Common   478160104   6022.13    73864    Sole             73864
Linear Technology                          Common   535678106   4543.01   118400    Sole             118400
McDonald's                                 Common   580135101    288.90    2898     Sole              2898
Medtronic                                  Common   585055106   6446.43   137275    Sole             137275
Merck                                      Common   58933Y105   8405.91   190179    Sole             190179
Microsoft                                  Common   594918104    371.87    13000    Sole             13000
Newmont Mining                             Common   651639106   5840.51   139425    Sole             139425
NextEra Energy, Inc.                       Common   65339f101    481.62    6200     Sole              6200
Northern Trust                             Common   665859104   6250.28   114560    Sole             114560
Novartis AG (ADR)                          Common   66987v109   5695.64    79950    Sole             79950
PepsiCo                                    Common   713448108   4886.78    61772    Sole             61772
Pfizer                                     Common   717081103   7337.92   254259    Sole             254259
Phillips 66                                Common   718546104   1434.25    20498    Sole             20498
Procter & Gamble                           Common   742718109   8667.02   112471    Sole             112471
QEP Resources                              Common   74733V100    448.94    14100    Sole             14100
Questar                                    Common   748356102    963.47    39600    Sole             39600
Royal DutchShell Class A ADR               Common   780259206    540.11    8289     Sole              8289
Schlumberger Ltd                           Common   806857108   3954.94    52810    Sole             52810
Sherwin Williams                           Common   824348106    270.22    1600     Sole              1600
Sigma Aldrich                              Common   826552101   4670.65    60150    Sole             60150
Sysco                                      Common   871829107   6195.20   176150    Sole             176150
The Scotts Company                         Common   810186106   3742.42    86550    Sole             86550
Union Pacific                              Common   907818108    562.52    3950     Sole              3950
United Parcel Service                      Common   911312106   6702.35    78025    Sole             78025
United Technologies                        Common   913017109    324.67    3475     Sole              3475
Verizon                                    Common   92343V104   1171.83    23842    Sole             23842
Wal-Mart Stores                            Common   931142103    261.91    3500     Sole              3500
Walgreen                                   Common   931422109   5427.89   113840    Sole             113840
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